Note 1 - Nature of Operations (Details) (USD $)	3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Details
Entity Incorporation, Date of Incorporation	Feb. 01, 2006
Entity Incorporation, State Country Name	Canada
Deficit accumulated during the exploratory stage	$ (245,317)	$ (200,787)	$ (31,726)
Mining equipment	51,960
Mining concessions	$ 13,138